THE PILLAR FUNDS

                   U.S. Treasury Securities Money Market Fund
                       Prime Obligation Money Market Fund
                          Tax-Exempt Money Market Fund
                                Fixed Income Fund
                      New Jersey Municipal Securities Fund
                     Pennsylvania Municipal Securities Fund
                               Equity Growth Fund
                                Equity Value Fund
                               Equity Income Fund
                                  Balanced Fund
                            International Growth Fund
                                  (the "Funds")

                        Class A Shares and Class B Shares


    Supplement dated November 20, 1997 to the Prospectus dated April 30, 1997

         The Prospectus is amended and supplemented to reflect the ability of:
(i) the U.S. Treasury Securities Money Market Fund to engage in repurchase agreement transactions; (ii) SEI Investments Distribution Co. (the "Distributor") to provide promotional incentives to dealers who sell shares of the Funds; (iii) investors to open accounts in the Funds through the Automatic Investment Plan without regard to the Funds' standard investment minimums; (iv) employees of Summit Bancorp. or any of its affiliates to receive a promotional incentive for investing in the Funds through the Trust's Automatic Investment Plan; and (v) the Trust to reallow sales charges with respect to Class A Shares to financial institutions.

                        --------------------------------

         The first sentence under the section "Investment Objective and Policies -- The U.S. Treasury Securities Money Market Fund" on page 17 of the Prospectus is deleted and replaced with the following:

                  The U.S. Treasury Securities Money Market Fund will invest exclusively in (i) bills, notes and bonds issued by the U.S. Treasury;
         (ii) separately traded interest and principal component parts of such obligations that are transferable through the Federal Book Entry System ("U.S. Treasury Obligations"); and (iii) repurchase agreements involving U.S. Treasury Obligations.

                        --------------------------------

         The following supplements the final paragraph on page 29 of the Prospectus under the section entitled "THE DISTRIBUTOR."

                  The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives in the form of cash or other compensation, including merchandise, gifts and prizes, and payment of travel expenses, meals and lodging, to all dealers selling shares of the Funds. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Trust's portfolios sold by the dealer.

                        --------------------------------

         Investors may now invest in the Funds through the Automatic Investment Plan without first meeting the $1,000 initial investment minimum. Therefore, the fourth sentence under the paragraph entitled "PURCHASE AND REDEMPTION OF SHARES -- Investing Directly -- By Automatic Investment Plan:" on page 35 of the Prospectus is hereby deleted. Additionally, the second sentence under "Investment Requirements" on page 34 of the Prospectus is deleted and replaced with the following:

               All subsequent investments must be at least $100. For investments made through the Automatic Investment Plan, the minimum initial and subsequent investments must be at least $50.

                        --------------------------------

         The following paragraph supplements the discussion under "Investing Directly -- By Automatic Investment Plan:" on page 35 of the Prospectus.

         Any employee of Summit Bancorp. or any of its affiliates who elects to participate in the Trust's Automatic Investment Plan for the purchase of Class A shares of any of the Trust's portfolios, excluding the money market funds, through an investment counselor of Summit Bank's Financial Services Group will receive $50 worth of shares of the portfolio of the Trust selected by the investor. The offer is subject to the following additional conditions: (i) limited to one payment per household and to one payment in the case of joint accounts; (ii) Summit Bank must furnish to the Distributor the names and addresses of each purchaser; and (iii) the offer may be terminated (as to persons who have not yet purchased shares at the time of termination) at any time by the Distributor without prior notice. The Distributor will not be reimbursed by the Trust for any payment made pursuant to this offer.

                        --------------------------------

         The second sentence in the final paragraph on page 30 of the Prospectus under the section entitled "Purchase and Redemption of Shares" is deleted and replaced with the following two sentences:

         From time to time, some financial institutions, including Summit Bank and its affiliates, may be reallowed up to the entire sales charge imposed on the purchase of Class A Shares. Firms that receive a reallowance of the entire sales charge may be considered underwriters for purposes of federal securities laws.

                        --------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


PIL-C-025-01

                                THE PILLAR FUNDS

                       RETAIL SWEEP PROSPECTUS SUPPLEMENT

           U.S. Treasury Securities Money Market Fund (Class A Shares)
               Prime Obligation Money Market Fund (Class S Shares)
                  Tax-Exempt Money Market Fund (Class A Shares)
                                  (the "Funds")


   Supplement dated November 20, 1997 to the Prospectus dated August 12, 1997

         The Prospectus is amended and supplemented to reflect: (i) the method by which dividends will be distributed to Shareholders; (ii) the ability of the Trust's distributor to provide promotional incentives to dealers who sell shares of the Funds; and (iii) the ability of the U.S. Treasury Securities Money Market Fund to engage in repurchase agreement transactions.

                        --------------------------------

         The third sentence under "Summary -- How are Dividends Paid?" on page 2 of the Prospectus is deleted and replaced with the following:

                  Dividends are paid to Cash Sweep Shareholders in cash.

         The first sentence under "GENERAL INFORMATION -- Dividends" on page 16 of the Prospectus is deleted and replaced with the following:

                  Cash Sweep Shareholders automatically receive all income dividends and capital gain distributions in cash.

                        --------------------------------

         The first sentence under the section "Investment Objective and Policies -- The U.S. Treasury Securities Money Market Fund" on page 6 of the Prospectus is deleted and replaced with the following:

                  The U.S. Treasury Securities Money Market Fund will invest exclusively in (i) bills, notes and bonds issued by the U.S. Treasury;
         (ii) separately traded interest and principal component parts of such obligations that are transferable through the Federal Book Entry System ("U.S. Treasury Obligations"); and (iii) repurchase agreements involving U.S. Treasury Obligations.

                        --------------------------------

         The following supplements the final paragraph on page 10 of the Prospectus under the section entitled "THE DISTRIBUTOR."

                  The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives in the form of cash or other compensation, including merchandise, gifts and prizes, and payment of travel expenses, meals and lodging, to all dealers selling shares of the Funds. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Trust's portfolios sold by the dealer.

                        --------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-A-030-01

                                THE PILLAR FUNDS

                     COMMERCIAL SWEEP PROSPECTUS SUPPLEMENT

                     Institutional Select Money Market Fund
           U.S. Treasury Securities Money Market Fund (Class I Shares)
               Prime Obligation Money Market Fund (Class I Shares)
                                  (the "Funds")


   Supplement dated November 20, 1997 to the Prospectus dated August 12, 1997

         The Prospectus is amended and supplemented to reflect: (i) the method by which dividends will be distributed to Shareholders; (ii) the ability of the Trust's distributor to provide promotional incentives to dealers who sell shares of the Funds; and (iii) the ability of the U.S. Treasury Securities Money
Market Fund to engage in repurchase agreement transactions.

                        --------------------------------

         The third sentence under "Summary -- How are Dividends Paid?" on page 2 of the Prospectus is deleted and replaced with the following:

                  Dividends are paid to Cash Sweep Shareholders in cash.

         The first sentence under "GENERAL INFORMATION -- Dividends" on page 14 of the Prospectus is deleted and replaced with the following:

                  Cash Sweep Shareholders automatically receive all income dividends and capital gain distributions in cash.

                        --------------------------------

         The first sentence under the section "Investment Objective and Policies -- The U.S. Treasury Securities Money Market Fund" on page 5 of the Prospectus is deleted and replaced with the following:

                  The U.S. Treasury Securities Money Market Fund will invest exclusively in (i) bills, notes and bonds issued by the U.S. Treasury;
         (ii) separately traded interest and principal component parts of such obligations that are transferable through the Federal Book Entry System ("U.S. Treasury Obligations"); and (iii) repurchase agreements involving U.S. Treasury Obligations.

                        --------------------------------

         The following supplements the final paragraph on page 8 of the Prospectus under the section entitled "THE DISTRIBUTOR."

                  The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives in the form of cash or other compensation, including merchandise, gifts and prizes, and payment of travel expenses, meals and lodging, to all dealers selling shares of the Funds. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Trust's portfolios sold by the dealer.

                        --------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-A-029-01

                                THE PILLAR FUNDS

                     Institutional Select Money Market Fund
                                  (the "Fund")


     Supplement dated November 20, 1997 to the Prospectus dated June 30, 1997

         The Prospectus is amended and supplemented to reflect the method by which dividends will be distributed to Shareholders and to reflect the ability of the Trust's distributor to provide promotional incentives to dealers who sell shares of the Fund.

                        --------------------------------

         The third sentence under "Summary -- How are Dividends Paid?" on page 2 of the Prospectus is deleted and replaced with the following:

                  Dividends are paid to shareholders who are cash sweep customers of Summit Bank ("Cash Sweep Shareholders") in cash. Dividends are paid to all other Shareholders in additional shares, unless the Shareholder has elected to take the payments in cash.

         The following paragraph supplements the section "GENERAL INFORMATION -- Dividends" on page 11 of the Prospectus:

                  Cash Sweep Shareholders automatically receive all income dividends and capital gain distributions in cash. All other Shareholders automatically receive all income dividends and capital gain distributions in additional Shares, unless the Shareholder has elected to take such payment in cash. If any capital gain is realized, substantially all of it will be distributed at least annually. Dividends and distributions of the Fund are paid on a per-share basis.

                        --------------------------------

         The following supplements the paragraph on pages 6 and 7 of the Prospectus under the section entitled "THE DISTRIBUTOR."

                  The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives in the form of cash or other compensation, including merchandise, gifts and prizes, and payment of travel expenses, meals and lodging, to all dealers selling shares of the Fund. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Trust's portfolios sold by the dealer.

                        --------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-A-028-01

                                THE PILLAR FUNDS

                           Short-Term Investment Fund
                  Intermediate-Term Government Securities Fund
                                    GNMA Fund
                                  Mid Cap Fund
                                  (the "Funds")

                                 Class A Shares


    Supplement dated November 20, 1997 to the Prospectus dated April 30, 1997

         The Prospectus is amended and supplemented to reflect the ability of:
(i) SEI Investments Distribution Co. (the "Distributor") to provide promotional incentives to dealers who sell shares of the Funds; (ii) investors to open accounts in the Funds through the Automatic Investment Plan without regard to the Funds' standard investment minimums; (iii) employees of Summit Bancorp.
or any of its affiliates to receive a promotional incentive for investing in the Funds through the Trust's Automatic Investment Plan; and (iv) the Trust to reallow sales charges to financial institutions.

                        --------------------------------

         The following supplements the final paragraph on page 15 of the Prospectus under the section entitled "THE DISTRIBUTOR."

                  The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives in the form of cash or other compensation, including merchandise, gifts and prizes, and payment of travel expenses, meals and lodging, to all dealers selling shares of the Funds. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Trust's portfolios sold by the dealer.

                        --------------------------------

         Investors may now invest in the Funds through the Automatic Investment Plan without first meeting the $1,000 initial investment minimum. Therefore, the fourth sentence under the paragraph entitled "PURCHASE AND REDEMPTION OF SHARES -- Investing Directly -- By Automatic Investment Plan:" on page 18 of the Prospectus is hereby deleted. Additionally, the second sentence under "Investment Requirements" on page 17 of the Prospectus is deleted and replaced with the following:

                  All subsequent investments must be at least $100. For investments made through the Automatic Investment Plan, the minimum initial and subsequent investments must be at least $50.

                        --------------------------------

         The following paragraph supplements the discussion under "Investing Directly -- By Automatic Investment Plan:" on page 18 of the Prospectus.

         Any employee of Summit Bancorp. or any of its affiliates who elects to participate in the Trust's Automatic Investment Plan for the purchase of Class A shares of any of the Trust's portfolios, excluding the money market funds, through an investment counselor of Summit Bank's Financial Services Group will receive $50 worth of shares of the portfolio of the Trust selected by the investor. The offer is subject to the following additional conditions: (i) limited to one payment per household and to one payment in the case of joint accounts; (ii) Summit Bank must furnish to the Distributor the names and addresses of each purchaser; and (iii) the offer may be terminated (as to persons who have not yet purchased shares at the time of termination) at any time by the Distributor without prior notice. The Distributor will not be reimbursed by the Trust for any payment made pursuant to this offer.

                        --------------------------------

         The second sentence in the final paragraph on page 15 of the Prospectus under the section entitled "Purchase and Redemption of Shares" is deleted and replaced with the following two sentences:

         From time to time, some financial institutions, including Summit Bank and its affiliates, may be reallowed up to the entire sales charge imposed on the purchase of Class A Shares. Firms that receive a reallowance of the entire sales charge may be considered underwriters for purposes of federal securities laws.

                        --------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-A-026-01

                                THE PILLAR FUNDS

                   U.S. Treasury Securities Money Market Fund
                       Prime Obligation Money Market Fund
                          Tax-Exempt Money Market Fund
                                Fixed Income Fund
                      New Jersey Municipal Securities Fund
                     Pennsylvania Municipal Securities Fund
                  Intermediate-Term Government Securities Fund
                               Equity Growth Fund
                                Equity Value Fund
                               Equity Income Fund
                                  Mid Cap Fund
                            International Growth Fund
                                  Balanced Fund
                                  (the "Funds")

                                 Class I Shares


    Supplement dated November 20, 1997 to the Prospectus dated April 30, 1997

         The Prospectus is amended and supplemented to reflect: (i) the method by which dividends will be distributed to Shareholders; (ii) the ability of SEI Investments Distribution Co. (the "Distributor") to provide promotional incentives to dealers who sell shares of the Funds; and (iii) the ability of the U.S. Treasury Securities Money Market Fund to engage in repurchase agreement transactions.

                        --------------------------------

         The second to last sentence under "Summary -- How are Dividends Paid?" on page 4 of the Prospectus is deleted and replaced with the following:

                  Dividends are paid to shareholders who are cash sweep customers of Summit Bank ("Cash Sweep Shareholders") in cash. Dividends are paid to all other Shareholders in additional shares, unless the Shareholder has elected to take the payments in cash.

         The first sentence under the section "GENERAL INFORMATION -- Dividends" on page 29 of the Prospectus is deleted and replaced with the following:

                  Cash Sweep Shareholders automatically receive all income dividends and capital gain distributions in cash. All other Shareholders automatically receive all income dividends and capital gain distributions in additional Class I Shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash.

                        --------------------------------

         The first sentence under the section "Investment Objective and Policies -- The U.S. Treasury Securities Money Market Fund" on page 10 of the Prospectus is deleted and replaced with the following:

                  The U.S. Treasury Securities Money Market Fund will invest exclusively in (i) bills, notes and bonds issued by the U.S. Treasury;
         (ii) separately traded interest and principal component parts of such obligations that are transferable through the Federal Book Entry System ("U.S. Treasury Obligations"); and (iii) repurchase agreements involving U.S. Treasury Obligations.

                        --------------------------------

         The following supplements the paragraph on page 23 of the Prospectus under the section entitled "THE DISTRIBUTOR."

                  The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives in the form of cash or other compensation, including merchandise, gifts and prizes, and payment of travel expenses, meals and lodging, to all dealers selling shares of the Funds. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Trust's portfolios sold by the dealer.

                        --------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-B-022-01

                                THE PILLAR FUNDS

                           Short-Term Investment Fund
                                    GNMA Fund
                                  (the "Funds")

                                 Class I Shares


    Supplement dated November 20, 1997 to the Prospectus dated April 30, 1997

         The Prospectus is amended and supplemented to reflect the ability of SEI Investments Distribution Co. (the "Distributor") to provide promotional incentives to dealers who sell shares of the Fund.

                        --------------------------------

         The following supplements the final paragraph on page 9 of the Prospectus under the section entitled "THE DISTRIBUTOR."

                  The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives in the form of cash or other compensation, including merchandise, gifts and prizes, and payment of travel expenses, meals and lodging, to all dealers selling shares of the Funds. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Trust's portfolios sold by the dealer.

                        --------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-A-023-01

                                THE PILLAR FUNDS

                 U.S. Treasury Securities Plus Money Market Fund
                                  (the "Fund")



    Supplement dated November 20, 1997 to the Prospectus dated April 30, 1997

         The Prospectus is amended and supplemented to reflect the ability of SEI Investments Distribution Co. (the "Distributor") to provide promotional incentives to dealers who sell shares of the Fund.

                        --------------------------------

         The following supplements the final paragraph on page 7 of the Prospectus under the section entitled "THE DISTRIBUTOR."

                  The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives in the form of cash or other compensation, including merchandise, gifts and prizes, and payment of travel expenses, meals and lodging, to all dealers selling shares of the Fund. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Trust's portfolios sold by the dealer.

                        --------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-A-024-01

                                THE PILLAR FUNDS

                                  (THE "TRUST")

 Supplement dated November 20, 1997 to the Statement of Additional Information
              dated April 30, 1997 as supplemented August 12, 1997

     THE STATEMENT OF ADDITIONAL INFORMATION IS AMENDED AND SUPPLEMENTED TO REFLECT THE ABILITY OF THE U.S. TREASURY SECURITIES MONEY MARKET FUND TO INVEST IN REPURCHASE AGREEMENTS.

                         ------------------------------

     The first sentence under the section entitled "INVESTMENT OBJECTIVES AND POLICIES -- Description of Permitted Investments -- REPURCHASE AGREEMENTS" on page S-30 of the Statement of Additional Information is deleted and replaced with the following:

          Each of the Funds may invest in repurchase agreements.

                         ------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE